Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	December 31, 2024	December 31, 2023
Finished products	3,018,302	3,096,459
Work in process	492,015	586,036
Raw materials	847,909	759,035
Supplies	657,763	659,700
	5,015,989	5,101,230